Income Taxes (Details Narrative) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 28, 2022	Dec. 22, 2017	Oct. 31, 2022	Oct. 31, 2022	Jan. 31, 2022	Jan. 31, 2021
Operating Loss Carryforwards [Line Items]
Income tax examination description		the Tax Cuts and Jobs Act (the “Tax Reform Bill”) was signed into law. Prior to the enactment of the Tax Reform Bill, the Company measured its deferred tax assets at the federal rate of 34%. The Tax Reform Bill reduced the federal tax rate to 21% resulting in the re-measurement of the deferred tax asset as of January 31, 2018. Beginning January 1, 2018, the lower tax rate of 21% will be used to calculate the amount of any federal income tax due on taxable income earned during 2019		Net Operating Losses (“NOLs”) generated in 2017 and prior years can be carried forward for 20 years. NOLs generated in 2018 – 2020, as enacted by the CARES Act, can be carried forward indefinitely. However, NOLs generated in 2021 are also carried forward indefinitely but limited to 80% of taxable income.
Deferred tax assets valuation allowance, amount				$ 0	$ 0	$ 2,177,802
Penalties on unpaid tax					$ 0	$ 0
Effective income tax rate			21.80%	22.40%	21.00%	21.00%
Chef Inspirational Foods, Inc. [Member]
Operating Loss Carryforwards [Line Items]
Minority interest rate	24.00%
Investments	$ 1,200,000
Enterprise value	5,000,000
Investments in cash	500,000
Investments in common stock	$ 700,000
Option to purchase remaining interest rate	76.00%
Chef Inspirational Foods, Inc. [Member] | Two Year From Acquisition Date [Member]
Operating Loss Carryforwards [Line Items]
Investments	$ 3,800,000
Investments in cash	3,500,000
Investments in common stock	$ 300,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 5,400,000	$ 3,800,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 10,000,000.0	$ 5,200,000
Net operating loss carry overs expiration description					offset future taxable income through 2035